Annual Total Returns - Fidelity Advisor® Series Small Cap Fund [BarChart] - 11.30 Fidelity Advisor Series Small Cap Fund - PRO-10 - Fidelity Advisor® Series Small Cap Fund	Jan. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Nov. 07, 2013
Fidelity Advisor Series Small Cap Fund-Default
Bar Chart Table:
Annual Return 2014	8.04%
Annual Return 2015	(2.33%)
Annual Return 2016	9.91%
Annual Return 2017	14.50%
Annual Return 2018	(15.67%)
Annual Return 2019	33.40%
Annual Return 2020	18.65%
Annual Return 2021	32.80%